Warrants (Details) - Schedule of Warrants Outstanding	Apr. 30, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	1,673,625	1,673,625
Number of shares to be issued from the exercise of warrants	2,925,075	2,925,075
Expiry date November 17, 2027 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	1,923	1,923
Number of shares to be issued from the exercise of warrants	1,923	1,923
Exercise price (in Dollars per share and Dollars per share) | $ / shares	$ 243.75
Expiry date	Nov. 17, 2027
Expiry date November 17, 2027 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share and Dollars per share) | $ / shares		$ 335.06
Expiry date April 5, 2028 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	50,299	50,299
Number of shares to be issued from the exercise of warrants	697,520	697,520
Exercise price (in Dollars per share and Dollars per share) | $ / shares	$ 1.077
Expiry date	Apr. 05, 2028
Expiry date April 5, 2028 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share and Dollars per share) | $ / shares		$ 1.077
Expiry date November 23, 2024 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	75	75
Number of shares to be issued from the exercise of warrants	75	75
Exercise price (in Dollars per share and Dollars per share) | $ / shares	$ 1,309.47
Expiry date	Nov. 23, 2024
Expiry date November 23, 2024 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share and Dollars per share) | $ / shares		$ 1,800
Expiry date September 17, 2028 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	151,528	151,528
Number of shares to be issued from the exercise of warrants	755,757	755,757
Exercise price (in Dollars per share and Dollars per share) | $ / shares	$ 1.077
Expiry date	Sep. 17, 2028
Expiry date September 17, 2028 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share and Dollars per share) | $ / shares		$ 1.077
Expiry date January 15, 2025 [Member]
Schedule of Warrants Were Outstanding [Line Items]
Number of warrants outstanding	1,469,800	1,469,800
Number of shares to be issued from the exercise of warrants	1,469,800	1,469,800
Exercise price (in Dollars per share and Dollars per share) | $ / shares	$ 1.6
Expiry date	Jan. 15, 2025
Expiry date January 15, 2025 [Member] | Canada, Dollars
Schedule of Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share and Dollars per share) | $ / shares		$ 1.6